RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

14.         RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the related parties and their relationships with the Company:

	Name	Relationship
(a)	Kaixin Automobile Holdings (“Kaixin”)	Equity investment of the Company (Note 4)
(b)	Infinities Technology (Cayman) Holding Limited (“Infinities”)	Equity investment of the Company
(c)	Oak Pacific Investment (“OPI”)	An entity controlled together by chief executive officer and chief operating officer.
(d)	Beijing Oak Yi Xin Technology Development Co., Ltd (“Beijing Oak Yi Xin”)	VIE of OPI
(e)	Beijing Zhenzhong Interactive Information Technology Co., Ltd. (Beijing Zhenzhong)	Subsidiary of a VIE of OPI
(f)	One Rent Inc.	Equity investment of the Company

14.         RELATED PARTY BALANCES AND TRANSACTIONS-continued

(1)	Amounts due from related parties

As of December 31, 2020 and 2021, amounts due from related parties including both current and non-current were as follows:

		As of December 31,
	Note	2020	2021
Gross amount due from Kaixin	(i)	—	3,943
Less: bad debt provision		—	(3,943)
Net amount due from Kaixin		—	—
Infinities	(ii)	$726	$744
Beijing Oak Yi Xin		38	18
Amounts due from related parties - current		$764	$762

OPI	(iii)	$67,985	$—
Amounts due from related parties – non current		67,985	—
Total		$68,749	$762
(i)	The balances mainly represented the advances made to Kaixin daily operational purposes. The Company provided bad debt provision of $3,943 for the year ended December 31, 2021 as the Company concluded the likelihood of the balance being recovered is remote.
(ii)	The balance represents the receivable from Infinities in connection with the disposition of the SNS business. In November 2018, the Company’s Board of Directors approved a proposal of sale of its SNS Business to Beijing Infinities for a combined consideration of $20,000 in cash and $40,000 in the form of Beijing Infinities shares to be issued to the Company. The Company collected $6,866 in 2019, however, by December 31, 2019, Beijing Infinities failed to make payments under the agreed extended repayment plan. Based on assessment of the collectability, the Company provided an allowance of $12,408 for the receivable. Additionally, the shares receivable in the form of Infinites Technology (Cayman) Holding Limited, which is the holding company of Beijing Infinities, were received as of December 31, 2020 and were recorded as long-term investments in the consolidated balance sheets as of December 31, 2020.
(iii)	The balance of December 31, 2020 represents the $50,000 note issued by OPI to the Company and $18,000 accrued interest income. The balance is included in amount due from related party, non-current as of December 31, 2020. In January 2021, the Company received the repayment of the principal and interest of $67,985 on from OPI and fully settled the balance.
(2)	Amounts due to related parties

	As of December 31,
	2020	2021
Infinities	$697	$714
Total	$697	$714

14.         RELATED PARTY BALANCES AND TRANSACTIONS-continued

Details of major related party transactions for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the Years ended December 31,
	2019	2020	2021
Interest accrued for Promissory note:
OPI	$7,904	$7,756	$—

Promissory note principal received:
OPI	(10,027)	(31,529)	(67,985)

Amount received from disposition of Renren SNS:
Beijing Infinities	(6,067)	—	—

Conversion of a loan to Beijing Infinities to equity investment into Beijing Infinities	—	(40,000)	—

Loan to a related party:
Beijing Zhenzhong	3,858	3,155	—

Amount received from loan to a related party:
Beijing Zhenzhong	(4,144)	(3,060)	—

Repayment of related party loan:
Infinities	1,192	29	—
OPI	27	—	—

Equity method Investment:
One Rent	(600)	—	—

Loan from a related party:
Infinities	$(1,879)	$(1)	$—

The Company pledged its cash deposit of $9,284 as security for debt borrowing of Kaixin under an irrevocable standby letter of credit issued by East West Bank in the amount of $8,277. The maturity dates of the debt barrowings for which the Company provided the security are October 2022 and August 2023, respectively. Based on the Company’s assessment of the collectability, the Company recorded a provision of $9,284 considering the amount would not be released as Kaixin has no plans to provide its own guarantee deposit to the bank for extending the loans, which cause the Company’s cash deposit cannot be released by the bank in the foreseeable future.